Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2016		$ 22		$ 46,833	$ (38)	$ 74,575	$ 121,392
Balance, shares at Dec. 31, 2016	[1]	7,381,613
Exercise of options and RSUs	[3]		[2]	2,651			2,651
Exercise of options and RSUs, shares	[1],[3]	167,918
Share-based compensation				2,425			2,425
Dividend (US $1.00 per share)						(7,382)	(7,382)
Net income						21,714	21,714
Balance at Dec. 31, 2017		$ 22		51,909	(38)	88,907	140,800
Balance, shares at Dec. 31, 2017	[1]	7,549,531
Exercise of options and RSUs	[3]		[2]	77			77
Exercise of options and RSUs, shares	[1],[3]	2,086
Share-based compensation				1,069			1,069
Net income						997	997
Balance at Jun. 30, 2018		$ 22		$ 53,055	$ (38)	$ 89,904	$ 142,943
Balance, shares at Jun. 30, 2018	[1]	7,551,617

[1]	Net of 14,971 shares held by Silicom Inc..
[2]	Less than 1 thousand
[3]	Restricted share units (hereinafter - "RSUs")